Derivative financial instruments - Hedge effectiveness (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	$ 881	$ 1,483
Change in value of the hedged item used for calculating ineffectiveness	(928)	(1,396)
Hedge ineffectiveness recognised in interest income	(46)	87
Hedge ineffectiveness recognised in non-interest income	(1)
Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	957	1,403
Change in value of the hedged item used for calculating ineffectiveness	(959)	(1,372)
Hedge ineffectiveness recognised in interest income	(2)	31
Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(171)	(110)
Change in value of the hedged item used for calculating ineffectiveness	168	108
Hedge ineffectiveness recognised in interest income	(3)	(2)
Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	280	230
Change in value of the hedged item used for calculating ineffectiveness	(321)	(172)
Hedge ineffectiveness recognised in interest income	(41)	58
Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	14	(49)
Change in value of the hedged item used for calculating ineffectiveness	(14)	49
Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(199)	9
Change in value of the hedged item used for calculating ineffectiveness	198	(9)
Hedge ineffectiveness recognised in non-interest income	(1)
Parent Entity
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	659	1,521
Change in value of the hedged item used for calculating ineffectiveness	(701)	(1,444)
Hedge ineffectiveness recognised in interest income	(42)	77
Parent Entity | Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	683	1,408
Change in value of the hedged item used for calculating ineffectiveness	(683)	(1,377)
Hedge ineffectiveness recognised in interest income		31
Parent Entity | Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(107)	(73)
Change in value of the hedged item used for calculating ineffectiveness	105	72
Hedge ineffectiveness recognised in interest income	(2)	(1)
Parent Entity | Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	120	200
Change in value of the hedged item used for calculating ineffectiveness	(160)	(153)
Hedge ineffectiveness recognised in interest income	(40)	47
Parent Entity | Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	4	(31)
Change in value of the hedged item used for calculating ineffectiveness	(4)	31
Parent Entity | Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(41)	17
Change in value of the hedged item used for calculating ineffectiveness	$ 41	$ (17)